Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (269,684)	$ (1,637,211)	$ (1,052,059)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	162,626	227,776	259,190
Provisions (reversal of provisions) for doubtful recoveries of prepayments to suppliers, receivable and other assets	(6,092)	188,264	(1,210)
Inventory write-down	20,812	70,707	180,900
Provision for (reversal of) loss on firm purchase commitments	0	(824)	10,675
Impairment loss on property, plant and equipment	0	756,239	109,027
Impairment loss on intangible assets	0	0	25,255
Loss on write-down of assets held for sale to fair value less cost to sell	0	0	74,178
Deferred income tax expense	27,047	23,317	6,878
Equity in loss /(gain) of associates and a jointly-controlled entity	(226)	8,057	2,295
Share-based compensation	8,622	7,470	8,904
Interest expenses on redeemable preferred shares	102,950	36,990	0
Amortization of debt issuance costs and debt discounts	(871)	2,750	3,180
(Gain) loss on disposal of subsidiaries and a jointly-controlled entity	0	3,566	(7,239)
Gain on deconsolidation of former subsidiaries	(118,315)	2,687	0
Gain on troubled debt restructuring net of legal fees and other direct costs	(96,495)	(4,645)	(10,510)
Legal fees and other direct costs related to the restructure of payables due to Senior Notes holders	9,922	0	0
Change of fair value of interest rate swap contracts	236	27	10,154
Gain on changes in equity interests in an associate	(19,873)	0	0
Gain on disposal of available-for-sale equity security	(10,897)	0	0
Loss on waived receivables due from a former subsidiary	18,364	0	0
Others	228	1,305	(234)
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Pledged bank deposits related to purchase of inventory and other operating activities	101,618	73,201	250,800
Trade accounts receivable and bills receivable	(53,751)	(54)	145,339
Inventories	(35,594)	75,810	179,311
Prepayments to suppliers	25,432	(18,898)	4,808
Other assets	7,792	(10,856)	84,714
Trade accounts payable and bills payable	(105,819)	(150,932)	(322,806)
Advance payments from customers	(14,511)	(46,368)	(119,254)
Income tax payable	(2,898)	3,682	5,229
Accrued expenses and other payables	146,782	212,686	152,092
Amount due from related parties	(30,685)	(9,797)	26,549
Amount due to related parties	8,134	11,000	13,750
Net cash provided by (used in) operating activities	(125,146)	(174,051)	39,916
Cash flows from investing activities:
Purchase of land use rights	0	0	(3,574)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(82,273)	(5,485)	(106,742)
Pledged bank deposit related to purchase of property, plant and equipment	0	(2,896)	0
Release of pledged bank deposit related to purchase of property, plant and equipment	2,896	0	30,805
Cash of disposed subsidiaries	0	(2,736)	(665)
Cash paid for investment in an associate	0	0	(1,766)
Cash received for disposal of a jointly-controlled entity	0	492	3,706
Cash received for disposal of property, plant and equipment	187	9,741	35,197
Cash paid for acquisition of subsidiary, less cash acquired	0	0	(14,563)
Cash of deconsolidated subsidiaries	(7,558)	0	0
Net cash used in investing activities	(86,748)	(884)	(57,602)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(65,370)	0	(49)
Pledged bank deposits released upon repayment of borrowings	0	120	110,530
Proceeds from new loans and borrowings	578,323	5,267,243	4,245,857
Repayment of loans and borrowings	(238,385)	(5,202,528)	(4,410,715)
Repayment of PRC notes	(81,713)	0	(63,639)
Payment of legal fees and other direct costs related to the restructure of Senior Notes, Preferred Obligation and other offshore debt	(26,005)	0	0
Proceeds from issuance of ordinary shares	0	0	21,765
Proceeds from private placements of ordinary shares	0	50,260	0
Payment for partial settlement of convertible senior notes	0	(11,185)	0
Proceeds from issuance of shares by a former subsidiary	10,069	0	0
Proceeds from sale-leaseback transaction	0	0	6,284
Receipt of deposit for capital leases	0	0	7,159
Repayment of capital lease obligations	(490)	(3,393)	(36,552)
Payment of dividend to redeemable non-controlling interests	0	0	(8,749)
Purchase of non-controlling interests	0	0	(477)
Net cash (used in) provided by financing activities	197,429	100,517	(128,586)
Effect of foreign currency exchange rate changes on cash and cash equivalents	2,418	6,108	483
Net decrease in cash and cash equivalents	(12,047)	(68,310)	(145,789)
Cash and cash equivalents at beginning of year	29,973	98,283	244,072
Cash and cash equivalents at end of year	17,926	29,973	98,283
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	54,815	146,080	236,929
Income tax paid (refund)	0	516	(4,018)
Supplemental disclosures of non-cash investing and financing transaction:
Settlement of payable due to litigation and claims	12,465	0	0
Payable for capital lease	0	0	6,284
Payable for purchase of non-controlling interests	0	0	477
Settlement of consideration for disposal of a jointly-controlled entity against prepayments received	0	0	39,453
Convertible Promissory Note
Cash flows from financing activities:
Proceeds from issuance of debt	10,000	0	0
Convertible Bonds
Cash flows from financing activities:
Proceeds from issuance of debt	$ 11,000	$ 0	$ 0